Asset retirement and environmental obligations - Critical accounting estimates and judgments (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Peru | Minimum
Asset retirement and environmental obligations
Credit risk-adjusted rate	5.20%	3.40%
Peru | Maximum
Asset retirement and environmental obligations
Credit risk-adjusted rate	7.80%	9.50%
Brazil | Minimum
Asset retirement and environmental obligations
Credit risk-adjusted rate	3.50%	3.00%
Brazil | Maximum
Asset retirement and environmental obligations
Credit risk-adjusted rate	5.30%	5.40%